Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

27Related party transactions

Key management personnel

In 2021 key management personnel are the members of the Board.

In 2020 key management personnel are the CEO and the first line of reporting into the CEO, excluding support staff. There were 3 key management personnel in 2020.

Key management compensation

	2021	2020	2019
	£ 000	£ 000	£ 000
Salaries and other short term employee benefits	244	374	181
Payments to defined contribution pension schemes	14	39	24
Share-based payments	156	92	—
	414	505	205

In addition to the above, upon consummation of the Business Combination, Marcus Waley-Cohen was awarded 2,000,000 private options by the Company valued at £1,572 thousand (For more details see note 21).

Summary of transactions with other related parties

Imagination Industries Ltd

During the year ended December 31, 2021, the Group received loan funds from Imagination Industries Ltd of £2,945 thousand (2020: £5,600 thousand). The loan incurred an interest charge at 30% (2020: 30%) of £483 thousand (2020: £709 thousand) and amounts repaid totalled £737 thousand (2020: £nil).

During the year ended December 31, 2021, Imagination Industries Incubator Ltd charged the Group management fees of £108 thousand (2020: £144 thousand). The total balance outstanding at December 31, 2021 was £nil (2020: £72 thousand).

At December 31, 2021 the total balance owed to Imagination Industries Ltd was £nil (2020: £6 thousand).

Stephen Fitzpatrick

During the year ended December 31, 2021 the Group agreed to reallocate the loan outstanding from Imagination Industries Ltd totalling £9,000 thousand to Stephen Fitzpatrick. The loan was released by Stephen Fitzpatrick in exchange for newly issued share capital in the Company.

Upon consummation of the Business Combination, Stephen Fitzpatrick advanced $5m, recognised as £3,779 thousand, as part of the PIPE in exchange for 500,000 ordinary shares in the Company.

27Related party transactions(continued)

Dómhnal Slattery

On January 1, 2022, Dómhnal Slattery, who is also the Chief Executive Officer of Avolon, was appointed Chairman of the Board of Directors of the Company.

Vertical Advanced Engineering Ltd

On October 31, 2021, Vertical Advanced Engineering Ltd was disposed of for nominal consideration. During the year ended December 31, 2021, the Group charged Vertical Advanced Engineering Ltd a total of £65 thousand for engineering design services.